Employee Future Benefits - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 12	$ 10	$ 26	$ 23